Label	Element	Value
New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001070222_SupplementTextBlock

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated May 15, 2014
to the Prospectus (the "Prospectus") dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to the benchmark indices of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Growth Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2012)" in the Fund Summary for the Fund, the row relating to the Fund's Blended 80% Russell 1000 Index/20% MSCI ACWI ex-U.S. Index is hereby deleted.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Change in Benchmark Indices

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2012)" in the Fund Summary for the Fund, the row relating to the Fund's Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index is hereby deleted.

There are no other changes to the benchmark indices of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE